January 29, 2010

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Dominic Minore

Re:      Security Equity Fund (File Nos. 002-19458 and 811-01136)
         Security Large Cap Value Fund (File Nos. 002-12187 and 811-00487) Security Mid Cap Growth Fund (File Nos. 002-32791 and 811-01316) (collectively, "Funds")(1)

Dear Mr. Minore:

We wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the most recent Post-Effective Amendment to the registration statements for the Funds filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 ("1933 Act") on November 13, 2009. The SEC staff's comments were conveyed orally by you via telephonic conferences with Amanda Kiefer of Security Investors, LLC and Julien Bourgeois of Dechert LLP on January 15, 2010 and with Julien Bourgeois on January 19, 2010. A summary of the SEC staff's comments, followed by the responses of the Funds, is set forth below.

GENERAL COMMENT:

1.       Comment:  Please include the standard Tandy representation language.

         Response: The Funds make the following representations:

          o the Funds are responsible for the adequacy and accuracy of the disclosure in the filings;

          o SEC staff comments or changes to disclosure in response to SEC staff comments in the filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

          o the Funds may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any other person under the federal securities laws.

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(1)  The series of Security Equity Fund, Security Large Cap Value Fund and
     Security Mid Cap Growth Fund also may be referred to individually as a "Fund" and collectively as the "Funds."

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COMMENTS ON RETAIL PROSPECTUS:

2. Comment: On page 3 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Fees and Expenses of the Fund," the Shareholder Fees table discloses the maximum deferred sales charge
         (load) for Class A shares as "Generally none." Please revise to state "None," despite the existence of such a load under certain circumstances.

         Response: We have implemented the requested change to the disclosure.

3. Comment: On page 3 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Fees and Expenses," the Annual Fund Operating Expenses table lists a fee waiver (and/or expense reimbursement) line item. Please provide a footnote disclosing the period for which the fee waiver (and/or expense reimbursement) is expected to continue, including the expected termination date, and briefly describe who can terminate the arrangement and under what circumstances. Supplementally, confirm whether the expense reimbursement or fee waiver agreement provides for the recoupment of fees or expenses reimbursed or waived.

         Response: We have implemented the requested change to the disclosure. Additionally, the expense limitation agreement permits the investment manager to recoup previously waived fees and expenses. We believe that the narrative discussion in the footnote clearly discloses the functioning of the recoupment arrangement and the existence of a recoupment right. Additionally, we note that the Investment Manager has never recouped any fee waived in the past for any Fund.

4. Comment: On page 4 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Principal Investment Strategies," the first sentence of the first paragraph states that the Fund will invest in equity securities. Please clarify the types of equity securities in which the Fund may invest.

         Response: We have implemented the requested change to the disclosure to discuss the types of equity securities in which the Fund may invest.

5. Comment: On page 4, the prospectus states that Rydex | SGI Large Cap Value Fund invests 80% of its net assets in equity securities of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Please explain why this index is appropriate for a "large cap" investment company.

         Response: Rydex | SGI Large Cap Value Fund is subject to Rule 35d-1 under the 1940 Act. In the Rule 35d-1 Adopting Release, the SEC stated that the term "large-cap" suggests "a focus on a particular type of investment, and investment companies that use [this] term will be subject to the 80% investment requirement

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

         of the rule."(2) In response to frequently asked questions about Rule 35d-1, the staff of the Division of Investment Management reaffirmed that investment companies using the terms "small-, mid-, or large-cap" would be subject to the Rule and added that "an investment company may use any reasonable definition of these terms and should define these terms in its discussion of its investment objectives and strategies in its prospectus. In developing a definition of the terms `small-, mid- or large-capitalization,' registrants should consider all pertinent references, including, for example, industry indices, classifications used by mutual fund rating organizations, and definitions used in financial publications."(3)

         The Russell 1000 Value Index is defined as an index that "measures the large-cap value segment of the U.S. equity universe" and is "constructed to provide a comprehensive and unbiased barometer for the large-cap value segment."(4) For example, as of December 31, 2009, the average weighted market cap of companies in the index was about $68.3 billion. Consequently, we believe that reference to the Russell 1000 Value Index is appropriate to define the "large-cap" universe of companies in which the Fund invests. However, based upon this comment, we have implemented clarifying changes to the disclosure.

6. Comment: On page 4 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Principal Investment Strategies," the third sentence in the first paragraph states that the Fund may invest in "convertible securities of both U.S. and U.S. dollar-denominated foreign issuers." Please clarify whether this includes emerging market issuers, as applicable.

         Response: The Fund confirms that the current disclosure reflects the Fund's principal investment strategy because the Fund does not intend to principally invest in securities issued by companies based in emerging markets. Thus, no change has been made.

7. Comment: On page 4 of the prospectus, the "Principal Investment Strategies" section for the Rydex | SGI Large Cap Value Fund states that the Fund may invest "a portion of its assets in futures contracts, options on futures contracts, and options on securities." Please clarify whether there is a limitation on the Funds' ability to do this, and, if there is, state this as a percentage of the Fund's assets.

         Response: The Funds are not aware of any requirement to disclose in the prospectus limits on the amount that a Fund can invest in futures contracts, options on futures contracts and options on securities. However, the Fund's investments are intended to comply with the limits that may arise under applicable

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(2)  See Investment Company Names, Investment Company Act Release No. 24828, at
     footnote 24 (January 17, 2001) (the "Rule 35d-1 Adopting Release").

(3) See Frequently Asked Questions about Rule 35d-1, SEC No-Action Letter (Dec. 4, 2001) at Question 6 (emphasis added).

(4) Russell Investments, Russell 1000(R) Value Index Fact Sheet, available at www.russell.com/indexes/PDF/fact_sheets/US/1000v.pdf (last accessed Jan. 19, 2010).

         law. As those limits are legalistic and technical in nature, we believe that discussing them in detail in the prospectus would be contrary to the purpose of Form N-1A as discussed in the General Instructions to the Form. Also, we note that more detail about these strategies is disclosed in the Fund's Statement of Additional Information. Thus, no change has been made in response to this comment.

8. Comment: Please confirm whether the Underlying Fund Fees and Expenses line item is required to be added to the Annual Fund Operating Expenses table for the Rydex | SGI Large Cap Value Fund.

         Response: We confirm that the disclosure is not required.

9. Comment: Provide disclosure in the prospectus, although not in the summary section, that if a Fund includes investments in an exchange-traded fund ("ETF") towards compliance with its 80% test for purposes of Rule 35d-1, the Fund will confirm that the ETF has an 80% test similar to that of the Fund.

         Response: We hereby confirm that compliance with Rule 35d-1 is monitored consistently with the method outlined by the SEC staff in the foregoing comment. Please note, however, that we do not believe that disclosure of this compliance monitoring method is either required to be disclosed in the Fund's registration statement documents are appropriate for disclosure because it would result in detailed, technical or legal terminology and complex language inconsistent with the purposes of Form N-1A, as explained in the Form's general instructions.

10. Comment: If the Rydex | SGI Large Cap Value Fund's investment strategies are to invest in securities issued by companies based in emerging markets, consider adding the appropriate "Emerging Countries" risk disclosure after the "Foreign Securities Risk" paragraph in the "Principal Risks" section on page 4 of the prospectus.

         Response: Investing in emerging countries is not a principle strategy or risk of the Fund.

11. Comment: On pages 4 and 5 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Principal Risks," please revise the "Investment in Investment Vehicles Risk" disclosure to incorporate ETFs and other mutual funds that invest in ETFs. Please also state that if the Fund invests in ETFs and other mutual funds, it will bear its pro rata share of the ETF's or other fund's fees and expenses.

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

12. Comment: On page 5 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Performance Information," please revise the narrative introduction to state that the chart and table provide the Fund's average annual returns for one, five and ten year (or since inception) periods.

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

13. Comment: On page 5 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Performance Information," please delete the words "taxes on distributions" in the first sentence of the second paragraph.

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

14. Comment: On page 5 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Performance Information," please delete the second and third sentences in the second paragraph of the narrative introduction, because they provide information not expressly required by the Form.

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

15. Comment: On page 5 of the prospectus for the Rydex | SGI Large Cap Value Fund under the section entitled "Performance Information," move the third paragraph of the narrative introduction adjacent to the risk/return bar chart and table.

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

16. Comment: On page 5 of the prospectus Rydex | SGI Large Cap Value Fund, under the section entitled "Performance Information," the final sentence of the narrative introduction section beginning "Updated performance information is available. . ." should be moved to the first paragraph of the section.

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

17. Comment: As required by Item 4(b)(2)(ii) of the Form, please provide performance information for the Rydex | SGI Large Cap Value Fund as of the most recent quarter.

         Response: Item 4(b)(2)(ii) requires a fund with a fiscal year other than a calendar year to include the year-to-date return information as of the end of the most recent quarter in a footnote to the bar chart. The Fund intends for the effective date of its registration statement to be on or about February 1, 2010. Although the Fund has a fiscal year other than a calendar year, the Fund's most recent quarter ended December 31, 2009, the same date as the information provided in the bar chart. Thus, no change has been made in response to this comment.

18. Comment: On page 6 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Management of the Fund," the second sentence states that "Mark Mitchell is a Portfolio Manager of the Investment Manager and has managed the Fund since July 2005." Please confirm whether additional individuals are responsible for the management of the Fund and should be listed.

         Response: We confirm that no other individual is primarily responsible for the management of the Fund. We have revised the disclosure to clarify that Mr. Mitchell is primarily responsible for the day-to-day management of the Fund's portfolio and holds the title of "Portfolio Manager" with the Fund's investment manager.

19. Comment: On page 6 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Purchase and Sale of Fund Shares," delete the first sentence and move the third sentence to the beginning of the section. Additionally, note in the second sentence that shares can be purchased on any day the New York Stock Exchange is open for business.

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

20. Comment: On page 6 of the prospectus for the Rydex | SGI Large Cap Value Fund, under the section entitled "Tax Information," delete the word "generally."

         Response: We have implemented the requested changes to the disclosure. Similar changes have been made to other Funds' disclosures, as applicable.

21. Comment: On page 8 of the prospectus for the Rydex | SGI Large Cap Core Fund, under the section entitled "Principal Investment Strategies, " the first sentence states that the Fund will invest in "equity securities, which may include ADRs and convertible securities." Please expand the definition of equity securities to highlight additional
         types of equity          securities in which the Fund may invest.

         Response: We have implemented the requested changes to the disclosure.

22. Comment: On page 8 of the prospectus for the Rydex | SGI Large Cap Core Fund, under the section entitled "Principal Investment Strategies, "the first sentence of the eighth paragraph states that "there is no limit in the amount that the Fund may invest in securities issued by foreign companies." Please clarify whether this includes emerging market issuers.

         Response: Investing in emerging markets is not a principal strategy or risk of the Fund.

23. Comment: If the Rydex | SGI Large Cap Core Fund may invest in securities of issuers from emerging markets, add "emerging market risk" to the "Principal Risk" section.

         Response: Please see the response to comment 22 above.

24. Comment: If, as a result of its short sales, the Rydex | SGI Alpha Opportunity Fund incurs dividend and interest expenses exceeding 5 basis points, include a line item (or sub-line item) in the Annual Fund Operating Expenses table or a sub-caption in the "Other expenses" line item disclosing the expense.

         Response: We confirm that disclosure of dividend and interest expense resulting from short sales is not required.

25. Comment: On page 17 of the prospectus for the Rydex | SGI Alpha Opportunity Fund, under the section entitled "Principal Investment Strategies," the fifth sentence of the "Strategies of the Investment Manager Sub-Portfolio" sub-section states that "However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is completely offset by other investments." Please confirm whether this statement is true in all instances or revise disclosure to state that "any leverage achieved through equity derivatives is reduced by other investments."

         Response: We have implemented the requested changes to the disclosure.

26. Comment: On page 18 of the prospectus for the Rydex | SGI Alpha Opportunity Fund, under the section entitled "Principal Risks," "active trading risk" is listed as a principal risk of the Fund. Confirm whether active trading is a strategy discussed in the "Principal Investment Strategies" section for the Fund.

         Response: Confirmed. The "Principal Investment Strategies" section currently discloses that

                   Mainstream actively manages it portion of the Fund's portfolio and will buy and sell securities frequently.

                   . . .

                   SGI makes additions and reductions in its portion of the Fund's portfolio and will buy and sell securities frequently.

                   . . .

                   The Investment Manager actively manages the fixed income securities. . . The Fund's overall portfolio duration for its investment sin fixed income securities is normally not expected to exceed one year.

27. Comment: Confirm how the Rydex | SGI Alpha Opportunity Fund's strategy to engage in active trading is consistent with the Fund's investment objective to seek long-term growth of capital.

         Response: An active trading strategy is one method a portfolio manager may use to select securities for a fund, including a fund with an objective to seek long-term growth of capital. Typically, an active trading strategy involves purchasing and selling securities in order to capitalize on market trends including minimizing losses. A portfolio manager will purchase a security when it expects the security to increase in value over a specific time horizon and will attempt to sell a security when it expects the security to decrease in value over a specific time horizon. Active trading strategies frequently, although not always, involve technical and quantitative analysis. Through active trading strategies designed to outperform both rising and falling markets, a portfolio manager implementing an active trading strategy is able to seek the long-term growth of capital objective that investors seek when investing in the Fund.

28. Comment: On page 18 of the prospectus for the Rydex | SGI Alpha Opportunity Fund, under the section entitled "Principal Risks," please add "of the Fund" at the end of the first sentence of the description of "active trading risk." Please also add "and could also result in greater taxable distributions to shareholders of the Fund" at the end of the second sentence description of "active trading risk."

         Response: We have implemented the corresponding changes to the disclosure.

29. Comment: On page 22 of the Prospectus for the Rydex | SGI Global Fund, under the section entitled "Principal Investment Strategies," the second sentence of the second paragraph states that the "Fund may also invest in emerging market countries." Please disclose whether there is a percentage limitation on the Fund's investments in emerging market countries.

         Response: The sixth paragraph of the "Principal Investment Strategies" section states that

                   Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the Fund any invest in securities issued by companies from emerging markets.

         Thus, no change has been made in response to this comment.

30. Comment: In the staff's view, a fund that uses the word "global" in its name should adopt a policy to ordinarily invest at least 40% of its assets, but not less


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         than 30% of the fund's assets, in securities of non-U.S. issuers.
         Please disclose whether the Rydex | SGI Global Fund has adopted such a policy.

         Response: We have implemented the requested changes to the disclosure by adding: "Ordinarily, at least 40% of Fund assets, but not less than 30% of the Fund's assets, will be invested in securities of non-U.S. issuers."

31. Comment: Confirm how the Rydex | SGI Global Fund's strategy to engage in active trading is consistent with the Fund's investment objective to seek long-term growth of capital primarily through investment in securities of companies in foreign countries and the United States.

         Response: Please see the response to Comment 27 above.

32. Comment: On page 26, the prospectus states that the Rydex | SGI Mid Cap Value Fund invests 80% of its net assets in equity securities of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Please explain why this index is appropriate for a "mid-cap" investment company.

         Response: The Russell 2500 Value Index "measures the performance of the small to mid-cap value segment of the U.S. equity universe."(5) Consequently, based on the above and the analysis provided in Comment 5, we believe that reference to the Russell 2500 Value Index is appropriate to define the "mid-cap" universe of companies in which the Fund invests. However, based upon this comment, we have implemented clarifying changes to the disclosure.

33. Comment: On page 30, the prospectus states that the Rydex | SGI Small Cap Growth Fund invests 80% of its net assets in equity securities of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index. Please explain why this index is appropriate for a "small cap" investment company.

         Response: The Russell 2500 Growth Index "measures the performance of the small to mid-cap growth segment of the U.S. equity universe."(6) Consequently, based on the above and the analysis provided in Comment 5, we believe that reference to the Russell 2500 Growth Index is appropriate to define the "small-cap" universe of companies in which the Fund invests.

34. Comment: On page 34, the prospectus states that Rydex | SGI Small Cap Value Fund invests 80% of its net assets in equity securities of companies that, when purchased, have market capitalizations that are usually within the range of

--------------------
(5) Russell Investments, Russell 2500TM Value Index Fact Sheet, available at www.russell.com/indexes/PDF/fact_sheets/US/2500v.pdf (last accessed Jan. 19, 2010).

(6) Russell Investments, Russell 2500TM Growth Index Fact Sheet available at www.russell.com/indexes/PDF/fact_sheets/US/2500g.pdf (last accessed Jan. 19, 2010).

         companies in the Russell 2000 Value Index. Please explain why this index is appropriate for a "small cap" investment company.

         Response: The Russell 2000 Value Index "measures the performance of the small-cap value segment of the U.S. equity universe."(7) Consequently, based on the above and the analysis provided in Comment 5, we believe that reference to the Russell 2000 Value Index is appropriate to define the "small-cap" universe of companies in which the Fund invests. However, based upon this comment, we have implemented clarifying changes to the disclosure.

35. Comment: On page 38 of the prospectus, delete the reference to the Investment Company Act of 1940 in the "Principal Investment Strategies" section for the Rydex | SGI Large Cap Concentrated Growth Fund.

         Response: We have implemented the requested change to the disclosure.

36. Comment: On page 38 of the prospectus, please confirm the name of the Rydex | SGI Large Cap Concentrated Growth Fund's benchmark index.

         Response: We confirm that the benchmark index for the Rydex | SGI Large Cap Concentrated Growth Fund is the Russell 1000 Growth Index. We have implemented the corresponding change to the disclosure.

37. Comment: Please disclose whether the Rydex | SGI Large Cap Concentrated Growth Fund has adopted an 80% test pursuant to Rule 35d-1 and disclosure how the Fund defines large-capitalization securities.

         Response: The Fund has adopted a policy to invest 80% of its net assets (plus borrowings for investment purposes) in equity securities of large-cap companies. We have implemented corresponding changes (i.e., statement of name test 80% policy and disclosure of "large-cap" companies) to the disclosure.

38. Comment: Please disclose the strategy that the Rydex | SGI Large Cap Concentrated Growth Fund uses to determine when to sell portfolio securities.

         Response: We have revised the disclosure to state that: "The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available."

39. Comment: Confirm how the Rydex | SGI Large Cap Concentrated Growth Fund's strategy to engage in active trading is consistent with the Fund's investment objective to seek long-term growth of capital.

         Response: Please see the response to Comment 27 above.

--------------------
(7) Russell Investments, Russell 2000(R) Value Index Fact Sheet, available at www.russell.com/indexes/PDF/fact_sheets/US/2000v.pdf (last accessed Jan. 19, 2010).

40. Comment: The "Principal Risks" section for the Rydex | SGI Large Cap Concentrated Growth Fund includes "foreign securities risk." Please include disclosure in the Fund's "Principal Investment Strategies" section discussing the Fund's strategy to invest in foreign securities and whether the Fund is subject to a percentage limitation on the amount of assets that may be invested in foreign securities, including emerging market securities.

         Response: Investing in emerging markets is not a principle strategy or risk of the Fund.

41. Comment: On page 42, the prospectus states that the Rydex | SGI Mid Cap Growth Fund invests 80% of its net assets in equity securities of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Mid Cap Growth Index. Please explain by this index is appropriate for a "mid cap" investment company.

         Response: The Russell Midcap Growth Index "measures the performance of the mid-cap growth segment of the U.S. equity universe."(8) Consequently, based on the above and the analysis provided in Comment 5, we believe that reference to the Russell Midcap Growth Index is appropriate to define the "mid-cap" universe of companies in which the Fund invests. However, based upon this comment, we have implemented clarifying changes to the disclosure.

42. Comment: The "Principal Risks" section for the Rydex | SGI Mid Cap Growth Fund includes "foreign securities risk." Please include disclosure in the Fund's "Principal Investment Strategies" section discussing the Fund's strategy to invest in foreign securities and whether the Fund is subject to a percentage limitation on the amount of assets that may be invested in foreign securities, including emerging market securities.

         Response: Investing in emerging markets is not a principle strategy or risk of the Fund.

43. Comment: On page 43 of the prospectus for the Rydex | SGI Mid Cap Growth Fund, under the section entitled "Principal Risks," the final paragraph discusses "technology stocks risk." Please confirm whether the Fund has a sector focus and, if so, please add applicable disclosure to the Fund's "Principal Investment Strategies" section.

         Response: The Fund does not have a specific sector focus. Also, we note that the Fund has adopted a fundamental policy to not invest an amount equal to 25% or more of the Fund's total assets in a particular industry (other than securities of the U.S. government, its agencies or instrumentalities). The disclosure has been

--------------------
(8) Russell Investment, Russell Midcap(R) Growth Index Fact Sheet, available at www.russell.com/indexes/PDF/fact_sheets/US/midcapg.pdf (last accessed Jan. 19, 2010).

         revised to note that "the Fund may, from time to time, invest a portion of its assets in technology stocks."

44. Comment: On page 45 of the prospectus, please rename the section titled "Additional Information Regarding Investment Objectives," "Additional Information Regarding Investment Objectives and Strategies."

         Response: We have implemented the requested change to the disclosure.

45.      Comment:  Please provide disclosure responsive to Item 9(b).

         Response: Consistent with General Instruction C(3)(c)(i) to Form N-1A to "group the response to any item [other than Items 2 through 8] in any manner that organizes the information into readable and comprehensible segments and is consistent with the intent of the prospectus to provide clear and concise information about the Funds," the Fund's provide the information required by Item 9(b) with their responses to Item 4(a) under the section entitled "Principal Investment Strategies." This presentation is consistent with the Fund's previous disclosure of this information and the SEC's goal of providing clear and concise information about the Funds. The Funds believe that this presentation is also already followed by other funds in the industry and we are not aware that the staff's position on this comment has been made public or is otherwise supported by explicit language in the Form or related SEC releases. The Funds also respectfully note that implementing this comment at this point in time would result in significant cost to the Funds and delays in making the documents available to the public.

         However, in future updates to its registration statement, the Funds will evaluate whether it may be appropriate to provide additional disclosure about a Fund's implementation of its investment objectives.

46. Comment: Please provide disclosure stating that a Fund that has adopted an 80% policy pursuant to Rule 35d-1 will provide a shareholder 60 days' notice prior to any change in the policy.

         Response: We are not aware of a requirement to provide this disclosure in the Prospectuses, either in Rule 35d-1 under the 1940 Act, Form N-1A, SEC releases on Rule 35d-1 or the SEC staff questions and answers on Rule 35d-1. We also note that the Series' Statement of Additional Information ("SAI") discloses that the Series with names subject to Rule 35d-1 under the 1940 Act will provide their shareholders with at least 60 days' prior written notice of any change to the 80% investment policy. However, we have implemented the requested changes to the disclosure.

47. Comment: On page 59 of the prospectus, please provide additional disclosure in the "Selling Shares" section to highlight the procedure for an in-kind redemption and the risks associated with an in-kind redemption.

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

         Response: We have implemented the requested changes to the disclosure.

48. Comment: On page 84 of the prospectus, confirm that all information required by Item 1(b) is included.


         Response: The Funds confirm that the prospectus includes the information required by Item 1(b).

49. Comment: Many of the prior comments are applicable to one or more Funds. As relevant, please make the requested changes to all applicable Funds.

         Response: The Funds carried over disclosure changes where relevant.

COMMENT TO ALL CAP GROWTH PROSPECTUS:

50. Comment: Please disclose the strategy that the Rydex | SGI All Cap Growth Fund uses to determine when to sell portfolio securities.

         Response: We have revised the disclosure to state that: "The Fund typically sells a stock if its growth prospects diminish or if better opportunities become available."

51. Comment: Many of the prior comments are applicable to one or more Funds. As relevant, please make the requested changes to all applicable Funds.

         Response: The Funds carried over disclosure changes where relevant.

COMMENTS TO INSTITUTIONAL PROSPECTUS:

52. Comment: Many of the prior comments are applicable to one or more Funds. As relevant, please make the requested changes to all applicable Funds.

         Response: The Funds carried over disclosure changes where relevant.

                                                            * * *

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.

                                                         Very truly yours,

                                                         CHRISTOPHER SWICKARD

                                                         Christopher Swickard
                                                         Assistant Secretary
                                                         Security Investors, LLC

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